FINANCE EXPENSE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Oct. 09, 2020	Oct. 17, 2019	Aug. 03, 2016
Disclosure of detailed information about borrowings [line items]
Interest expense on principal debt	$ 7,106	$ 4,767
Interest on financing component of deferred revenue (Note 10)	3,026	4,288
Accretion of 7% Convertible Debentures discount	2,831	3,786
Amortization of deferred financing fees	1,020	642
Net foreign exchange loss/(gain)	439	(45)
Accretion of rehabilitation provision (Note 17)	155	191
Gain on modification of Macquarie credit facility (Note 19)	(2,973)	0
Variable adjustment component (Note 18)	(1,534)	(6,189)
Accretion of long-term receivables discount (Note 10)	(220)	0
Interest income	(289)	(1,429)
Finance expense, net	9,463	4,615	[1],[2]
Discontinued operations
Disclosure of detailed information about borrowings [line items]
Interest expense on principal debt		2,700
Finance expense, net	(242)	3,009
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Accretion of 7% Convertible Debentures discount	2,733	$ 2,390
Amortization of deferred financing fees	0
Notional amount	$ 51,500
Borrowings, interest rate	7.00%			7.00%		7.00%
Senior Secured Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 60,000

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.